Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	PLAN INVESTMENT FUND INC
Central Index Key	0000774412
Amendment Flag	false
Document Creation Date	Apr. 30, 2015
Document Effective Date	Apr. 30, 2015
Prospectus Date	Apr. 30, 2015
PLAN GOVERNMENT REPO FUND | PLAN GOVERNMENT REPO FUND
Risk/Return:
Trading Symbol	PIFXX
PLAN MONEY MARKET FUND | PLAN MONEY MARKET FUND
Risk/Return:
Trading Symbol	PIMXX